Note 11 - Non-controlling Interests - Warrant Activity of U.S. Goldmining (Details) - U.S. GoldMining Inc. [member] - $ / shares	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Balance, warrant (in shares)	1,741,292	0
Balance, weighted average exercise of warrant (in dollars per share)	$ 13	$ 0
Common stock purchase warrants issued at the IPO (in shares)		2,000,000
Common stock purchase warrants issued at the IPO (in dollars per share)		$ 13
Exercised, warrant (in shares)	(300)	(258,708)
Exercised, weighted average exercise of warrant (in dollars per share)	$ 13	$ 13
Balance, warrant (in shares)	1,740,992	1,741,292
Balance, weighted average exercise of warrant (in dollars per share)	$ 13	$ 13